Taxes (Details) $ in Millions	12 Months Ended
	Dec. 31, 2020 HKD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Taxes (Details) [Line Items]
Effective income tax rate	50.00%
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent	25.00%
Balance of income tax payable (in Dollars)		$ 907,133	$ 113,049
Hong Kong [Member]
Taxes (Details) [Line Items]
Effective income tax amount (in Dollars)	$ 2
Effective income tax rate	16.50%
Shanghai Juhao [Member]
Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, Tax Settlement, Percent	25.00%
Shanghai Juhao [Member] | PRC [Member]
Taxes (Details) [Line Items]
Effective income tax description	Under Hong Kong’s two-tier tax rates regime, the first 2 million Hong Kong Dollar (“HKD”) of profits will be taxed at 8.25%, and the profits above HKD 2 million will be taxed at 16.5%.